RYDEX SERIES FUNDS

                       ESSENTIAL PORTFOLIO AGGRESSIVE FUND
                      ESSENTIAL PORTFOLIO CONSERVATIVE FUND
                        ESSENTIAL PORTFOLIO MODERATE FUND

                     SUPPLEMENT DATED MARCH 27, 2009 TO THE
  ESSENTIAL PORTFOLIO FUNDS H-CLASS SHARES PROSPECTUS DATED AUGUST 1, 2008, AND
    ALL SUPPLEMENTS THERETO AND TO THE ESSENTIAL PORTFOLIO FUNDS A-CLASS AND
            C-CLASS SHARES PROSPECTUSES DATED AUGUST 1, 2008, AND ALL
                               SUPPLEMENTS THERETO

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE ESSENTIAL PORTFOLIO FUNDS PROSPECTUSES LISTED ABOVE (THE "PROSPECTUSES") AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES.


1. Effective on or about March 30, 2009, certain of the target allocation ranges for the Essential Portfolio Aggressive Fund, Essential Portfolio Conservative Fund and Essential Portfolio Moderate Fund (each an "Essential Portfolio Fund" and collectively, the "Essential Portfolio Funds") will be modified. The old and new target allocation ranges for each Essential Portfolio Fund are as follows (please note that not all of the target allocation ranges have changed and, therefore, certain of the old and new target allocation ranges in the chart below are the same):


------------------------------------------------ ---------------- ---------------------- -----------------------
                                                                       OLD TARGET        NEW TARGET ALLOCATION
FUND                                             TARGET RISK        ALLOCATION RANGES      ALLOCATION RANGES
------------------------------------------------ ---------------- ---------------------- -----------------------
ESSENTIAL PORTFOLIO CONSERVATIVE FUND            Low
------------------------------------------------ ---------------- ---------------------- -----------------------
Equity                                                              20-50%                 20-50%
------------------------------------------------ ---------------- ---------------------- -----------------------
Fixed-Income/Money Market                                           20-70%                 20-70%
------------------------------------------------ ---------------- ---------------------- -----------------------
Alternative                                                         5-35%                  0-35%
------------------------------------------------ ---------------- ---------------------- -----------------------
ESSENTIAL PORTFOLIO MODERATE FUND                Medium
------------------------------------------------ ---------------- ---------------------- -----------------------
Equity                                                              30-70%                 30-70%
------------------------------------------------ ---------------- ---------------------- -----------------------
Fixed-Income/Money Market                                           10-50%                 10-50%
------------------------------------------------ ---------------- ---------------------- -----------------------
Alternative                                                         10-40%                 0-40%
------------------------------------------------- ---------------- ---------------------- ----------------------
ESSENTIAL PORTFOLIO AGGRESSIVE FUND              High
------------------------------------------------ ---------------- ---------------------- -----------------------
Equity                                                              50-90%                 50-90%
------------------------------------------------ ---------------- ---------------------- -----------------------
Fixed-Income/Money Market                                           5-30%                  5-30%
------------------------------------------------ ---------------- ---------------------- -----------------------
Alternative                                                         5-45%                  0-45%
------------------------------------------------ ---------------- ---------------------- -----------------------


2. Effective on or about March 30, 2009, the Essential Portfolio Aggressive Fund, Essential Portfolio Conservative Fund and Essential Portfolio Moderate Fund (each an "Essential Portfolio Fund" and collectively, the "Essential Portfolio Funds") may invest in, and thus have indirect exposure to the risks of, the underlying funds listed below in addition to those underlying funds currently listed in the Prospectuses. The underlying funds in which the Essential Portfolio Funds will primarily invest include a combination of funds within the same group of affiliated investment companies, the SGI Funds, which are advised by Security Investors, LLC, and Security Global Investors, LLC (collectively, "Security Global Investors") and the Rydex family of mutual funds and in exchange-traded funds instead of in individual securities. Rydex Investments, the advisor of the Funds and the Rydex family of mutual funds, is an indirect subsidiary of, and Security Global Investors is a direct subsidiary of Security Benefit Corporation.

         FIXED INCOME FUNDS: Security Income Fund High Yield Series and Security Income Fund U.S. Intermediate Bond Series

         ALTERNATIVE INVESTMENT FUNDS: Global Market Neutral Fund and Global 130/30 Strategy Fund

         Please note that the Advisor may change each Essential Portfolio Fund's asset class allocation, the underlying funds, or weightings without shareholder notice.

         DESCRIPTIONS OF THE NEW UNDERLYING FUNDS

         The summaries provided below are qualified in their entirety by reference to the prospectus and statement of additional information of each underlying fund. A prospectus and statement of additional information for each series of Rydex Series Funds listed above may be requested by calling Rydex Client Services at 800.820.0888 or 301.296.5406, visiting WWW.RYDEXINVESTMENTS.COM, or visiting the U.S. Securities and Exchange Commission's website at WWW.SEC.GOV. A prospectus and statement of additional information for each series of the Security Income Fund listed above may be obtained by visiting the U.S. Securities and Exchange Commission's website at WWW.SEC.GOV.

         RYDEX SERIES  FUNDS GLOBAL  130/30  STRATEGY  FUND - The Global  130/30
         Strategy Fund seeks long-term capital appreciation. The Fund principally invests in long and short positions of common stock of companies from all over the world including those located or doing business in emerging markets, that generally have a minimum market capitalization of $750 million. The Fund will hold long securities that the Fund's Sub-Advisor, Security Global Investors, LLC, believes will outperform the market, and will sell short securities expected to underperform the market.

         RYDEX SERIES FUNDS GLOBAL MARKET NEUTRAL FUND - The Global Market Neutral Fund seeks to provide long-term absolute returns regardless of market conditions, while maintaining a low correlation to and mitigating the risks of the global equity market. The Fund principally invests in long and short positions of common stock of companies, and related American Depositary Receipts, from all over the world that generally have a minimum market capitalization of $500 million. The Fund will hold long securities that the Fund's Sub-Advisor, Security Global Investors, LLC, believes will outperform the market and will sell short securities expected to underperform the market. "Absolute return" does not connote either continuously positive returns, non-fluctuating returns or returns greater than those of major global equity market indices. Rather, there may be periods of negative returns (in an absolute sense and/or relation to major global equity market indices) and returns, whether positive or negative, may fluctuate over time, sometimes widely.

         SECURITY INCOME FUND HIGH YIELD SERIES - The High Yield Series seeks high current income. Capital appreciation is a secondary objective.

         SECURITY  INCOME  FUND  U.S.   INTERMEDIATE  BOND  SERIES  -  The  U.S.
         Intermediate Bond Series seeks to provide current income.

         ADDITIONAL  PRINCIPAL  RISKS OF  INVESTING IN THE  ESSENTIAL  PORTFOLIO
         FUNDS

         In addition to the risks listed and described under the headings "Principal Risks of Investing in the Fund" and "Descriptions of
         Principal Risks" in the Prospectuses, the Essential Portfolio Aggressive Fund is also subject to "Currency Risk" and each Fund is subject to "Income Risk." In addition, under the heading "Descriptions of Principal Risks," the current descriptions of "Credit Risk" and "Interest Rate Risk" have been revised. A description of "Currency Risk" and "Income Risk," as well as revised descriptions of "Credit Risk" and "Interest Rate Risk" are provided below:

         CREDIT RISK - Certain of the underlying funds may expose the Fund to Credit Risk. Credit Risk is the risk that the Fund could lose money if the issuer or guarantor of a debt instrument becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations. Securities are subject to varying degrees of credit risk, which are sometimes reflected in credit ratings.

         CURRENCY RISK - Certain of the underlying funds indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, certain of the underlying funds may incur transaction costs in connection with conversions between various currencies. These underlying funds may, but are not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risk may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar.

         INCOME RISK - Certain of the underlying funds may expose the Fund to Income Risk. Income Risk involves the potential for decline in certain of the underlying funds' yield (the rate of dividends the underlying fund pays) in the event of declining interest rates.

         INTEREST RATE RISK- Certain of the underlying funds may expose the Fund to Interest Rate Risk. The market value of fixed income investments, and financial instruments related to those fixed income investments, will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. However, the extremely short maturity of securities held in certain of the underlying funds - a means of achieving an overall objective of principal safety - reduces the likelihood of price fluctuation.

3.       FUND NAME CHANGES
         -----------------

         Effective April 1, 2009, the names of the following underlying funds will be changed as follows:

--------------------------------------------------------------------------------
CURRENT NAME                         PROPOSED NAME
--------------------------------------------------------------------------------
Sector Rotation Fund                 All-Cap Opportunity Fund
--------------------------------------------------------------------------------
International Rotation Fund          International Opportunity Fund
--------------------------------------------------------------------------------
Absolute Return Strategies Fund      Multi-Hedge Strategies Fund
--------------------------------------------------------------------------------
Large-Cap Value Fund                 S&P 500 Pure Value Fund
--------------------------------------------------------------------------------
Large-Cap Growth Fund                S&P 500 Pure Growth Fund
--------------------------------------------------------------------------------
Mid-Cap Value Fund                   S&P MidCap 400 Pure Value Fund
--------------------------------------------------------------------------------
Mid-Cap Growth Fund                  S&P MidCap 400 Pure Growth Fund
--------------------------------------------------------------------------------
Small-Cap Value Fund                 S&P SmallCap 600 Pure Value Fund
--------------------------------------------------------------------------------
Small-Cap Growth Fund                S&P SmallCap 600 Pure Growth Fund
--------------------------------------------------------------------------------

         Therefore, effective April 1, 2009, all references to the Sector Rotation Fund, International Rotation Fund, Absolute Return Strategies Fund, Large-Cap Value Fund, Large-Cap Growth Fund, Mid-Cap Value Fund, Mid-Cap Growth Fund, Small-Cap Value Fund, and Small-Cap Growth Fund are replaced with the new Fund names, as listed above.

                                   * * * * * *
--------------------------------------------------------------------------------
               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


EP-SUP-0309x0809


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